Income taxes - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Income tax provision based on ASML’s domestic rate	25.80%	25.80%	25.80%
Effective income tax rate reconciliation (in percentage)	17.70%	18.60%	15.80%
Current year tax (expense) / benefit	€ 2,008.0	€ 1,535.6	€ 1,766.1
Unrecognized tax benefits, amount, excluding interest and penalties	160.8	214.0	€ 193.6
Unrecognized tax benefits that would impact effective tax rate	160.7	188.4
Balance of accrued interest and penalties	13.7	39.1
Accrued interest and penalties	(22.0)	(17.7)
Unrecognized temporary difference	1,267.6	1,010.2
Global Minimum Tax
Income Tax Disclosure [Line Items]
Current year tax (expense) / benefit	0.0	€ 2.5
With expiration date
Income Tax Disclosure [Line Items]
Carryforward losses	212.6
No expiration date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	232.7
Carryforward losses	207.3
With expiration date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	€ 79.4